Fair value of financial instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 1	$ 0	$ 0	$ 0	$ 0
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 417			1,038
Trading U.S. federal, state, municipal and agencies debt [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		$ 564	$ 938	$ 822